BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
COMMON STOCKS – 96.2%
AUSTRALIA – 5.4%
Toll Roads – 5.4%
Transurban Group	1,522,629	$12,372,371
Total AUSTRALIA		12,372,371
BRAZIL – 4.3%
Electricity Transmission & Distribution – 2.2%
Equatorial Energia SA	805,490	5,147,136

Rail – 2.1%
Rumo SA	1,052,820	4,794,352
Total BRAZIL		9,941,488
CANADA – 6.3%
Midstream – 1.8%
AltaGas Ltd.	214,047	4,105,227

Pipelines – 2.5%
Enbridge, Inc.	113,284	3,757,367
TC Energy Corp.	56,370	1,938,555
Total Pipelines		5,695,922

Rail – 2.0%
Canadian Pacific Kansas City Ltd.	61,050	4,537,904
Total CANADA		14,339,053
CHILE – 0.3%
Water – 0.3%
Aguas Andinas SA	2,537,275	765,116
Total CHILE		765,116
CHINA – 2.9%
Gas Utilities – 2.9%
China Resources Gas Group Ltd.	1,297,150	3,792,948
ENN Energy Holdings Ltd.	337,577	2,781,702
Total Gas Utilities		6,574,650
Total CHINA		6,574,650
GERMANY – 2.3%
Renewables/Electric Generation – 2.3%
RWE AG	139,600	5,181,925
Total GERMANY		5,181,925
HONG KONG – 2.3%
Renewables/Electric Generation – 2.3%
CLP Holdings Ltd.	728,419	5,378,562
Total HONG KONG		5,378,562
ITALY – 1.0%
Renewables/Electric Generation – 1.0%
Enel SpA	366,960	2,250,473
Total ITALY		2,250,473
JAPAN – 3.6%
Rail – 3.6%
East Japan Railway Co.	91,380	5,229,399
West Japan Railway Co.	72,363	2,994,441
Total Rail		8,223,840
Total JAPAN		8,223,840
NEW ZEALAND – 2.3%
Airports – 2.3%
Auckland International Airport Ltd.	1,127,200	5,342,082
Total NEW ZEALAND		5,342,082
SPAIN – 4.3%
Airports – 2.0%
Aena SME SA	30,610	4,606,118

Communications – 2.3%
Cellnex Telecom SA(a)	151,500	5,269,474
Total SPAIN		9,875,592
UNITED KINGDOM – 5.5%
Electricity Transmission & Distribution – 3.1%
National Grid PLC	589,818	7,053,884

Renewables/Electric Generation – 0.8%
Drax Group PLC	321,595	1,721,765

Water – 1.6%
Pennon Group PLC	36,329	259,746
Severn Trent PLC	121,600	3,506,191
Total Water		3,765,937
Total UNITED KINGDOM		12,541,586
UNITED STATES – 55.7%
Communications – 5.6%
American Tower Corp.	6,280	1,032,746
Crown Castle, Inc.	88,320	8,128,090
SBA Communications Corp.	18,000	3,603,060
Total Communications		12,763,896

Electricity Transmission & Distribution – 10.7%
CenterPoint Energy, Inc.	238,420	6,401,577
PG&E Corp.(b)	611,584	9,864,850
Sempra	121,830	8,288,095
Total Electricity Transmission & Distribution		24,554,522

Gas Utilities – 2.7%
NiSource, Inc.	248,830	6,141,124

Midstream – 8.2%
Cheniere Energy, Inc.	39,653	6,580,812
Equitrans Midstream Corp.	370,282	3,469,542
ONEOK, Inc.	53,800	3,412,534
Targa Resources Corp.	55,458	4,753,860
The Williams Companies, Inc.	18,500	623,265
Total Midstream		18,840,013

Rail – 2.5%
CSX Corp.	184,180	5,663,535

Renewables/Electric Generation – 23.9%
Ameren Corp.	78,210	5,852,454
CMS Energy Corp.	127,210	6,756,123
Duke Energy Corp.	59,900	5,286,774
Exelon Corp.	235,050	8,882,540
NextEra Energy, Inc.	133,550	7,651,079
PPL Corp.	262,360	6,181,202
Public Service Enterprise Group, Inc.	131,570	7,487,649
WEC Energy Group, Inc.	83,480	6,724,314
Total Renewables/Electric Generation		54,822,135

Toll Roads – 2.1%
Ferrovial SE	159,960	4,887,898
Total UNITED STATES		127,673,123
TOTAL COMMON STOCKS (Cost $224,868,476)		220,459,861
Total Investments – 96.2% (Cost $224,868,476)		220,459,861
Other Assets in Excess of Liabilities – 3.8%		8,607,246
TOTAL NET ASSETS – 100.0%		$229,067,107
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $5,269,474 or 2.3% of net assets.

(b)	Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in thedisclosure hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$12,372,371	$-	$12,372,371
Brazil	9,941,488	-	-	9,941,488
Canada	14,339,053	-	-	14,339,053
Chile	-	765,116	-	765,116
China	-	6,574,650	-	6,574,650
Germany	-	5,181,925	-	5,181,925
Hong Kong	-	5,378,562	-	5,378,562
Italy	-	2,250,473	-	2,250,473
Japan	-	8,223,840	-	8,223,840
New Zealand	-	5,342,082	-	5,342,082
Spain	-	9,875,592	-	9,875,592
United Kingdom	1,981,511	10,560,075	-	12,541,586
United States	122,785,225	4,887,898	-	127,673,123
Total Common Stocks	149,047,277	71,412,584	-	220,459,861
Total	$149,047,277	$71,412,584	$-	$220,459,861

For further information regarding security characteristics, see the Schedule of Investments.